Income Tax - Schedule of Movement in Deferred Tax (Liabilities) Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement in Deferred Tax Assets (Liabilities) [Abstract]
Balance at beginning	$ 351,060	$ 115,460
Recognized in profit or loss	473,951	233,848
Foreign exchange differences reserve	27,118	1,752
Balance at ending	(27,487)	$ 351,060
Recognized in Ban Leong acquisition	$ (879,616)